Related-Party Transactions - Additional Information (Detail) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
John Sperling Foundation [Member]
Related Party Transaction [Line Items]
Royalty fees due	$ 30,000	$ 58,000	$ 48,000